Description of the Business - Going Concern/Liquidity - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 08, 2024	Apr. 01, 2024	Mar. 26, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 12, 2024	Nov. 14, 2023	Nov. 13, 2023	Apr. 12, 2023	Mar. 29, 2023
Nature Of Operations [Line Items]
Unrestricted cash and cash equivalents				$ 11,973,000		$ 11,633,000	$ 3,661,000
Accumulated deficit				(104,433,000)		(85,551,000)	(29,203,000)
Cash in operations				$ (2,145,000)	$ (9,976,000)	$ (40,023,000)	$ (80,634,000)	$ 2,249,000
Amended and Restated Nomura Promissory Note [Member]
Nature Of Operations [Line Items]
Aggregate principal amount			$ 30,000,000								$ 28,900,000	$ 26,300,000
Extended maturity date			Sep. 30, 2025
Subsequent Event [Member] | Amended and Restated Nomura Promissory Note [Member]
Nature Of Operations [Line Items]
Aggregate principal amount			$ 30,000,000
Extended maturity date			Sep. 30, 2025
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount										$ 15,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Subsequent Event [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount	$ 5,000,000								$ 13,000,000
Extended maturity date	Sep. 30, 2025
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Subsequent Event [Member] | VRM [Member]
Nature Of Operations [Line Items]
Percentage of proceeds from repayment of debt		25.00%
Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity													$ 48,000,000